Statements Of Changes In Trust Capital		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2015 USD ($) $ / item shares	Sep. 30, 2014 USD ($) $ / item shares	Sep. 30, 2015 USD ($) $ / item shares	Sep. 30, 2014 USD ($) $ / item shares	Dec. 31, 2014 USD ($) $ / item shares	Dec. 31, 2013 USD ($) $ / item shares	Dec. 31, 2012 USD ($) shares
Trust capital, Beginning				$ 240,589,206	$ 288,237,729	$ 288,237,729	$ 473,660,034	$ 753,187,394
Subscriptions				4,453,319		2,471,290	9,573,279	31,108,365
Redemptions				(32,290,263)		(82,020,125)	(155,092,030)	(246,829,552)
Net income before profit share		$ 10,568,448	$ 4,173,791	3,803,339	25,470,707	31,900,312	(39,903,554)	(63,806,173)
Managing Owner's allocation:
Net income (loss) after profit share to Managing Owner		10,413,447	4,173,791	3,643,695	25,470,707	31,780,714	(39,903,554)	(63,806,173)
Managing Owner's profit share				(159,644)		119,598
Trust capital, Ending		216,395,957		216,395,957		240,589,206	288,237,729	473,660,034
Series 1 Unitholders [Member]
Trust capital, Beginning				$ 213,611,159	$ 257,057,401	$ 257,057,401	$ 428,867,469	$ 709,737,394
Trust capital units, Beginning | shares				199,292.051	269,666.902	269,666.902	404,080.828	603,996.596
Subscriptions				$ 2,381,953	$ 1,150,000	$ 1,603,650	$ 3,924,900	$ 19,701,253
Subscriptions, units | shares				2,205.291	1,151.155	1,573.989	3,821.577	17,742.243
Redemptions				$ (30,547,191)	$ (63,379,310)	$ (71,899,612)	$ (138,233,578)	$ (238,894,078)
Redemptions, units | shares				(28,295.840)	(64,514.050)	(72,423.402)	(139,022.344)	(218,969.787)
Addt'l units allocated, units | shares	[1]			272.887	365.347	474.562	786.841	1,311.776
Net income before profit share				$ 2,433,391	$ 21,425,216
Managing Owner's allocation:
Net income (loss) after profit share to Managing Owner						$ 26,849,720	$ (37,501,390)	$ (61,677,100)
Trust capital, Ending		$ 187,879,312	$ 216,253,307	$ 187,879,312	$ 216,253,307	$ 213,611,159	$ 257,057,401	$ 428,867,469
Trust capital units, Ending | shares		173,474.389	206,669.354	173,474.389	206,669.354	199,292.051	269,666.902	404,080.828
Net asset value per unit outstanding | $ / item		1,083.04	1,046.37	1,083.04	1,046.37	1,071.85	953.24
Series 2 Unitholders [Member]
Trust capital, Beginning				$ 50,872	$ 156,016	$ 156,016	$ 289,447	$ 240,698
Trust capital units, Beginning | shares				39.121	139.796	139.796	242.952	190.737
Subscriptions								$ 75,000
Subscriptions, units | shares								63.612
Redemptions					$ (118,925)	$ (118,925)	$ (120,908)	$ (13,898)
Redemptions, units | shares					(100.675)	(100.675)	(103.156)	(11.397)
Net income before profit share				$ 2,148	$ 12,383
Managing Owner's allocation:
Net income (loss) after profit share to Managing Owner						$ 13,781	$ (12,523)	$ (12,353)
Managing Owner's profit share				(420)
Trust capital, Ending		$ 52,600	$ 49,474	$ 52,600	$ 49,474	$ 50,872	$ 156,016	$ 289,447
Trust capital units, Ending | shares		39.121	39.121	39.121	39.121	39.121	139.796	242.952
Net asset value per unit outstanding | $ / item		1,344.55	1,264.64	1,344.55	1,264.64	1,300.38	1,116.03
Series 3 Unitholders [Member]
Trust capital, Beginning				$ 18,216,525	$ 21,885,706	$ 21,885,706	$ 33,520,653	$ 32,771,232
Trust capital units, Beginning | shares				13,848.201	19,432.989	19,432.989	27,951.367	25,863.120
Subscriptions				$ 1,504,191	$ 252,750	$ 387,750	$ 4,897,900	$ 10,382,897
Subscriptions, units | shares				1,129.010	220.792	323.377	4,260.521	8,662.304
Redemptions				$ (1,652,104)	$ (6,699,735)	$ (7,176,774)	$ (14,626,307)	$ (7,895,502)
Redemptions, units | shares				(1,228.942)	(5,546.671)	(5,908.165)	(12,778.899)	(6,574.057)
Net income before profit share				$ 819,879	$ 2,598,500
Managing Owner's allocation:
Net income (loss) after profit share to Managing Owner						$ 3,119,843	$ (1,906,540)	$ (1,737,974)
Managing Owner's profit share				(159,224)
Trust capital, Ending		$ 18,729,267	$ 18,037,221	$ 18,729,267	$ 18,037,221	$ 18,216,525	$ 21,885,706	$ 33,520,653
Trust capital units, Ending | shares		13,748.269	14,107.110	13,748.269	14,107.110	13,848.201	19,432.989	27,951.367
Net asset value per unit outstanding | $ / item		1,362.30	1,278.59	1,362.30	1,278.59	1,315.44	1,126.21
Series 4 Unitholders [Member]
Trust capital, Beginning				$ 3,213,861	$ 2,305,510	$ 2,305,510	$ 1,669,445	$ 793,127
Trust capital units, Beginning | shares				2,216.197	1,906.624	1,906.624	1,322.742	606.787
Subscriptions				$ 561,954	$ 463,873	$ 479,890	$ 750,479	$ 949,215
Subscriptions, units | shares				382.135	381.837	392.910	593.229	737.186
Redemptions				$ (90,968)	$ (105,216)	$ (105,216)	$ (11,237)	$ (26,074)
Redemptions, units | shares				(59.180)	(83.337)	(83.337)	(9.347)	(21.231)
Net income before profit share				$ 218,185	$ 408,843
Managing Owner's allocation:
Net income (loss) after profit share to Managing Owner						$ 533,677	$ (103,177)	$ (46,823)
Trust capital, Ending		$ 3,903,032	$ 3,073,010	$ 3,903,032	$ 3,073,010	$ 3,213,861	$ 2,305,510	$ 1,669,445
Trust capital units, Ending | shares		2,539.152	2,205.124	2,539.152	2,205.124	2,216.197	1,906.624	1,322.742
Net asset value per unit outstanding | $ / item		1,537.14	1,393.58	1,537.14	1,393.58	1,450.17	1,209.21
New Profit Memo Account [Member]
Subscriptions				$ 5,221
Subscriptions, units | shares				4.752
Addt'l units allocated, units | shares	[1]			0.114
Net income before profit share				$ 69
Managing Owner's allocation:
Managing Owner's profit share						$ 119,598
Managing Owner's profit share, units | shares						113.995
Transfer of New Profit Memo Account to Managing Owner						$ (119,598)
Transfer of New Profit Memo Account to Managing Owner, Units | shares						(113.995)
Trust capital, Ending		$ 5,290		$ 5,290
Trust capital units, Ending | shares		4.866		4.866
Managing Owner [Member]
Trust capital, Beginning				$ 5,496,789	$ 6,833,096	$ 6,833,096	$ 9,313,020	$ 9,644,943
Trust capital units, Beginning | shares				5,128.014	7,168.282	7,168.282	8,774.775	8,207.970
Redemptions					$ (2,000,000)	$ (2,719,598)	$ (2,100,000)
Redemptions, units | shares					(1,916.517)	(2,590.292)	(2,166.848)
Addt'l units allocated, units | shares	[1]			251.446	347.447	436.029	560.355	566.805
Net income before profit share				$ 329,667	$ 1,025,765
Managing Owner's allocation:
Net income (loss) after profit share to Managing Owner						$ 1,263,693	$ (379,924)	$ (331,923)
Transfer of New Profit Memo Account to Managing Owner						$ 119,598
Transfer of New Profit Memo Account to Managing Owner, Units | shares						113.995
Trust capital, Ending		$ 5,826,456	$ 5,858,861	$ 5,826,456	$ 5,858,861	$ 5,496,789	$ 6,833,096	$ 9,313,020
Trust capital units, Ending | shares		5,379.460	5,599.212	5,379.460	5,599.212	5,128.014	7,168.282	8,774.775

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and the Managing Owner.